Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Voyage Expenses [Abstract]
Schedule of Voyage Expenses Analysis	2024 2023 2022 Commissions $ 11,640 $ 13,331 $ 14,412 Loss/(gain) from bunkers 725 (474) (8,100) Port expenses and other 1,242 764 630 Total $ 13,607 $ 13,621 $ 6,942